Prepayment and Other Current Assets (Tables)	6 Months Ended
Dec. 31, 2021
Prepayment And Other Current Assets [Abstract]
Schedule of prepayments, deposits and other current assets
	December 31, 2021	June 30, 2021
Deposits made for potential acquisitions*	$2,400,000	$3,400,000
Prepaid for marketing fee	2,627,440	2,333,358
Performance deposits**	2,195,837	2,167,149
Prepaid consulting services fee	820,000	2,110,000
Prepaid office deposit***	1,882,146	1,931,107
Prepaid for the right of use for farmland****	1,568,455	-
Prepaid income tax expenses	-	315,015
Prepaid office rental fee and other expenses	93,529	26,006
Total prepayments, deposits and other current assets	$12,111,020	$12,282,665